Capital Management (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of Capital Management [Abstract]
CET1 Capital	$ 59,273	$ 58,286
Tier 1 Capital	66,864	65,890
Total Capital	75,467	75,562
TLAC	132,620	129,957
Risk-Weighted Assets	454,757	437,945
Leverage Exposures	$ 1,586,178	$ 1,521,813
CET1 Ratio	13.00%	13.30%
Tier 1 Capital Ratio	14.70%	15.00%
Total Capital Ratio	16.60%	17.30%
TLAC Ratio	29.20%	29.70%
Leverage Ratio	4.20%	4.30%
TLAC Leverage Ratio	8.40%	8.50%